Submission	Oct. 28, 2025
Submission [Line Items]
Central Index Key	0002060083
Registrant Name	Hang Feng Technology Innovation Co., Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A